Accounting policies - Additional information (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accounting policies [Abstract]
Cash and cash equivalents and short-term bank deposits	£ 601,891
Cash and cash equivalents	600,204
Cash flows used in operating activities	£ 52,033	£ 3,722